Current and long-term debt - COSCO lease financing (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2018 USD ($) tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,436,224		$ 1,436,224	$ 2,541,678
Principal repayments on IFRS 16 lease liabilities			79,502	56,729	$ 77,913
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,948,592		1,948,592	3,145,623
COSCO Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 88,000
Sale leaseback transaction, term		8 years
COSCO Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	0		$ 0	$ 61,050
Principal repayments on IFRS 16 lease liabilities	$ 55,300
COSCO Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		8 years
COSCO Lease Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		2 years
COSCO Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.60%
Handymax | Vessels | COSCO Lease Financing | STI Battersea and STI Wembley
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 21,200
MR | Vessels | COSCO Lease Financing | STI Texas City and STI Meraux
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 22,800